WARRANT LIABILITY - Summary of Warrant Liability (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of Warrants, Opening Balance	21,203,411	13,901,859
Number of Warrants, exercised	(7,257,252)	(1,018,506)
Number of Warrants, expired	(233,740)	(135,824)
Number of Warrants, Ending Balance	38,787,441	21,203,411
Warrant liability, Opening Balance	$ 3,621,444	$ 11,250,167
Warrant liability, exercised	(5,948,771)	(3,742,824)
Warrant liability, expired	(26,198)
Warrant liability, Foreign exchange adjustment during the period	95,631	17,687
Warrant liability, Fair value adjustment during the period	27,855,678	(19,800,645)
Warrant liability, Ending Balance	$ 36,316,681	$ 3,621,444
Issue of warrants expiring, March 21, 2024 [Member]
Disclosure of classes of share capital [line items]
Number of Warrants, expired		8,455,882
Warrant liability, issued		$ 15,897,059
Issue of warrants expiring, March 27, 2025 [Member]
Disclosure of classes of share capital [line items]
Number of Warrants, expired	3,500,000
Warrant liability, issued	$ 475,300
Issue of warrants expiring, November 6, 2025 [Member]
Disclosure of classes of share capital [line items]
Number of Warrants, expired	2,757,252
Warrant liability, issued	$ 508,200
Issue of warrants expiring, June 10, 2024 [Member]
Disclosure of classes of share capital [line items]
Number of Warrants, expired	9,000,000
Warrant liability, issued	$ 9,709,200